Units	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Units [Abstract]
Units

9. Units

In connection with Petra’s IPO, in October of 2020, Petra issued unit’s that consisted of one share of common stock and one warrant exercisable for 1/35 of a share of common stock with an exercise price of $402.50 per share which expire on January 10, 2027 (the “Public Warrants”), which traded on the Nasdaq Capital Market under the ticker symbol REVBU.

As disclosed in Note 1, on January 13, 2023, the Company’s units were mandatorily separated, ceased to exist and stopped trading on the Nasdaq Capital Market. At the time of separation there were 1,688,598 units separated, which represented 48,246 shares of common stock and 1,688,598 Public Warrants. No new shares of common stock or Public Warrants were issued in connection with the separation.

9. Units

In connection with the Petra’s IPO, in October of 2020, Petra issued unit’s that consisted of one share of common stock and one warrant with an exercise price of $402.50 per shares (the “Public Warrants”).

As of December 31, 2022 there were 48,246 units outstanding (not effected for the reverse split), which trade on the Nasdaq Capital Market under the ticker symbol “REVBU.” The Company includes each share of common stock and Public Warrant from the unit’s in its calculation of common stock and Public Warrants outstanding, respectively.